Other Finance Expense - Summary of Other Finance Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Income Statement [Abstract]
Bank fees, charges	$ 119	$ 158	$ 191	$ 246
Guarantee costs	158	176	318	355
Commitment fees	51		121
Total other finance expense	$ 328	$ 334	$ 630	$ 601